Risk Management and Report - Schedule of NRFF Impact on Accrual (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 CLP ($)
Schedule of Nrff Impact on Accrual [Abstract]
Impact by Base Interest Rate shocks	$ (220,830)
Impact due to Spreads Shocks	(44,335)
Higher / (Lower) Net revenues	$ (265,165)